TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax provision	$ 300,034	$ 303,246	$ 156,038
Deferred tax provision	0	0	0
Income tax provision	300,034	303,246	156,038
PRC [Member]
Current tax provision	300,034	303,246	156,038
Deferred tax provision	0	0	0
Hong Kong [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
BVI [Member]
Current tax provision	0	0	0
Deferred tax provision	0	0	0
Cayman [Member]
Current tax provision	0	0	0
Deferred tax provision	$ 0	$ 0	$ 0